Share-based payments - Summary of options outstanding and exercisable (Parenthetical) (Detail) - Dec. 31, 2017 - Share Option Plan [member]	GBP (£)	AUD ($)
Rio Tinto plc [member] | Bottom of range [Member] | Ranges Of Exercise Prices For Outstanding Share Options Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, exercise price	£ 16,000,000
Rio Tinto plc [member] | Top of range [Member] | Ranges Of Exercise Prices For Outstanding Share Options Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, exercise price	£ 43,000,000
Rio Tinto Limited [member] | Top of range [Member] | Ranges Of Exercise Prices For Outstanding Share Options Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, exercise price | $		$ 33,000,000